CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 6,978,015	$ 10,586,342	$ (7,798,760)	$ 5,598,086
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(8,724,725)	(10,825,645)	6,829,174	(9,425,504)
Interest earned on marketable investments held in Trust Account	(16,649)	(8,192)	(2,030)	(20,498)
Changes in operating assets and liabilities:
Prepaid expenses	2,500	74,552	(295,658)	286,491
Accrued expenses	1,448,367	123,099	126,944	2,658,236
Net cash used in operating activities	(312,492)	(49,844)	(327,906)	(903,189)
Net Change in Cash	(312,492)	(49,844)	1,478,928	(903,189)
Cash - Beginning	575,739	1,478,928	0	1,478,928
Cash - Ending	$ 263,247	$ 1,429,084	$ 1,478,928	$ 575,739